Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 33,787	$ 31,177
Restricted cash	460	518
Receivables - Joint Ventures	1,739	1,274
Other current assets	1,457	336
Current assets	37,443	33,305
Non-current assets
Exploration and evaluation assets	26,452	26,446
Intangible assets	1,002	943
Right of use asset	326	482
Property, plant and equipment	1,187	1,631
Investment in Aqualung	5,350	2,335
Investment in joint ventures	152,164	146,158
Financial asset - FID	51,421	48,138
Advances and deposits	54	58
Non-current assets	237,956	226,191
TOTAL ASSETS	275,399	259,496
Current liabilities
Accounts payable and accrued liabilities	1,818	1,104
Accounts payable - related parties	4,795	4,397
Lease liability - short-term	225	271
Current liabilities	6,838	5,772
Non-current liabilities
Lease liabilities - long-term	109	206
Deferred income tax liabilities	24,016	24,889
Decommissioning provision	584	572
Non-current liabilities	24,709	25,667
TOTAL LIABILITIES	31,547	31,439
SHAREHOLDERS' EQUITY
Share capital	254,832	235,782
Reserves	38,313	36,040
Accumulated deficit	(44,381)	(37,849)
Accumulated other comprehensive loss	(4,912)	(5,916)
TOTAL SHAREHOLDERS' EQUITY	243,852	228,057
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 275,399	$ 259,496